Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (loss)

The table below details the change in the balance of each component of accumulated other comprehensive income (loss), net of tax, for the three and nine months ended September 30, 2017 and 2016.

(unaudited)	Three months ended September 30,		Nine month ended September 30,
	2017	2016	2017	2016
Unrealized gains (losses) on available-for-sale securities:
Balance, beginning of period	$4	$259	$(65)	$(62)
Other comprehensive income (loss) before reclassifications	40	(10)	187	478
Amounts reclassified from accumulated other comprehensive income (loss)	(3)	(6)	(45)	(8)
Income taxes	(12)	5	(48)	(160)
Net current-period other comprehensive income (loss)	25	(11)	94	310
Balance, September 30	$29	$248	$29	$248

The table below details the change in the balance of each component of accumulated other comprehensive loss, net of tax, for the years ended December 31, 2016 and 2015.

	Year Ended December 31,
	2016	2015
Unrealized gains (losses) on available-for-sale securities:
Balance, January 1	$(62)	$(1)
Other comprehensive income (loss) before reclassifications	1	(95)
Amounts reclassified from accumulated other comprehensive loss	(6)	—
Income taxes	2	34
Net current-period other comprehensive loss	(3)	(61)
Balance, December 31	$(65)	$(62)